Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 – Commitments and Contingencies

Agreements with Placement Agents and Finders

In April 2011, the Company engaged, a Costa Rican investment bank, as its exclusive agent to advise the Company on the structuring of corporate openness and equity placement with the following terms:

●	To assist the Company in connection with a best efforts private placement of up to $9.5 million of the Company’s equity and/or debt securities

●	Compensation – a fee in an amount equal to 5% of the aggregate gross proceeds raised

A former principal member of the board of directors of the Company is an employee of the investment bank.

During the year ended December 31, 2011 the Company paid the investment bank fees of $262,000. The Company is disputing $195,400 of these fees. (See Note 4)

Operating Leases

On November 1, 2010, the Company began leasing office space in Colorado Springs. The lease has a three year term. Monthly rent begins at $568 per month and increases over the term of the lease. The Company is also responsible for paying a share of the landlord’s property operating costs. Lease was through 11/14/13 and has been renewed for an additional three years.

On February 19, 2011, the Company began leasing mixed use space in Costa Rica. The lease has a three year term. monthly rent begins at $1,800 per month and increases over the term of the lease. This lease expires in February 2014.

On October 1, 2011, the Company began a virtual office lease. The lease had a one year term and renews automatically. Monthly rent begins at $199 per month and increases over the term of the lease.

Rent expense amounted to $33,480, and $29,534 for the period ending September 30, 2013 and September 30, 2012, respectively and was included in selling, general and administrative expenses in the consolidated statements of operations.

Future minimum lease payments under these operating leases are approximately as follows:

Period Ending September 30,
2013	$11,093
2014	29,111
2015	18,691
2016	19,312
Total	$78,207

Litigations, Claims and Assessments

The Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. Other than the litigation with Costa Rican Investment Bank, as discussed in Note 4, the Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.